Common Stock - Offerings (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Oct. 05, 2015	Oct. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Common Stock
Class of Stock [Line Items]
Shares issued (in shares)					448
Common Stock | Private Placement
Class of Stock [Line Items]
Shares issued (in shares)		2,395,010		2,395,010
Proceeds from issuance of common stock in private placement		$ 16.7
Common Stock | Initial Public Offering
Class of Stock [Line Items]
Shares issued (in shares)		6,250,000		6,954,962
Share price (in dollars per share)		$ 7.00
Proceeds from issuance of common stock in initial public offering		$ 43.7
Common Stock | Over-Allotment Option
Class of Stock [Line Items]
Shares issued (in shares)		704,962
CPRIT
Class of Stock [Line Items]
Grant award			$ 16.8
Shares of common stock to be purchased in private placement per the agreement			$ 16.8
CPRIT | Common Stock | Private Placement
Class of Stock [Line Items]
Shares issued (in shares)	2,395,010
Share price (in dollars per share)	$ 7.00
Proceeds from issuance of common stock in private placement	$ 16.6